Selling, General and Administrative Expenses (Summary of Selling, General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Salaries and benefits, office administration and other expenses	$ 10,812	$ 11,480
Depreciation	454	397
Amortization	66	57
Stock-based compensation expense	281	1,692
Total selling, general and administrative expense	11,613	13,626	[1]
Stock Options, RSU's and PSU's [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	957	742
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	412	267
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	$ (676)	$ 950

[1]	Restated (Note 5)